STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																1 Months Ended			2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 02, 2025	Aug. 08, 2024	Jul. 18, 2024	Jul. 15, 2024	Jul. 11, 2024	Jul. 09, 2024	Jun. 07, 2024	Jun. 06, 2024	Jun. 04, 2024	Apr. 16, 2024	Apr. 12, 2024	Feb. 22, 2024	Jan. 20, 2023	Jan. 18, 2023	Jan. 12, 2023	Feb. 29, 2024	Dec. 31, 2023	Jan. 31, 2023	Aug. 19, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 19, 2024	Mar. 13, 2023	Nov. 30, 2022
Common stock, par value																	$ 0.00001			$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of stock options, granted																							30,000		135,500
Shares price																				$ 4.10			$ 4.10						$ 1.00
Sale of Stock, Description of Transaction										on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Shares sold																							258,681
Stock Issued During Period, Value, Issued for Services																									$ 5,281
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																				$ 1,295,995					6,666
Reverse stock split, description			1-for-10
Share based compensation																							$ 1,791,102		1,226,420	$ 141,731
Net proceeds received																							1,665,534		1,665,533
Stock option compensation expenses																							202,687		867,110	0
Unrecognized compensation cost																	$ 251,256			$ 0			$ 0		$ 251,256
Minimum [Member]
Shares price																	$ 9.8			$ 3.70			$ 3.70		$ 9.8
Maximum [Member]
Shares price																	$ 10.70			$ 10.16			$ 10.16		$ 10.70
Subsequent Event [Member]
Share issuance for cash, net of transaction costs, shares					2,000
Common stock, par value												$ 0.00001
Reverse stock split, description			1-for-10	1-for-10		reverse stock split at a ratio of 1-for-10						the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Issued restricted stock awards, vested		77,000																	9,500
Net proceeds received							$ 3,389,384	$ 1,650,000
2022 Plan [Member]
Share issuance for cash, net of transaction costs, shares											205,071
Sale of Stock, Description of Transaction											On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share,
Reclassification [Member]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																					$ 192,516
Consultants [Member]
Payments of Stock Issuance Costs																										$ 212,436
Stock Issued During Period, Shares, Issued for Services																										14,123
Stock Issued During Period, Value, Issued for Services																										$ 141,731
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																										3,000
Stock Issued During Period, Value, Issued for Services																										$ 30,000
Former Chief Marketing Officer [Member]
Share issuance for cash, net of transaction costs, shares																23,202
Shares price																												$ 4.31
Share based compensation																									$ 99,999
Directors And Officers [Member]
Issued restricted stock awards, vested									182,869
Chief Executive Officer [Member]
Share issuance for cash, net of transaction costs, shares									41,633
Chief Brand Officer [Member]
Share issuance for cash, net of transaction costs, shares									41,633
Chief Operating Officer [Member]
Share issuance for cash, net of transaction costs, shares									41,633
Chief Financial Officer [Member]
Share issuance for cash, net of transaction costs, shares									22,297
Nonemployee Director [Member]
Share issuance for cash, net of transaction costs, shares									8,919
Directors Officers And Consultants [Member]
Issued restricted stock awards, vested																							392,028
Pre-IPO [Member]
Share issuance for cash, net of transaction costs, shares																										192,500
Proceeds from offering																										$ 1,712,564
Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																	1,334
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																	$ 6,666
Stock option compensation expenses																							$ 1,588,415		359,311
Unrecognized compensation cost																	$ 166,111			$ 1,360			1,360		$ 166,111
Fair value of RSU awards granted																							$ 1,657,003
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Number of stock options, granted	5,000
Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services																	1,125
Stock Issued During Period, Value, Issued for Services																	$ 5,281
Warrant [Member]
Share issuance for cash, net of transaction costs, shares																		70,000
Exercise price																		$ 10.00								$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										88,375
Warrants and Rights Outstanding, Term																										5 years
Warrant [Member] | Reclassification [Member]
Share issuance for cash, net of transaction costs, shares																		70,000
Exercise price																		$ 10.00
Common Stock [Member]
Share issuance for cash, net of transaction costs, shares																				100,698	157,983	172,500			172,500	192,500
Cashless exercise of warrants																						12,731			12,731
Stock Issued During Period, Shares, Issued for Services																									1,125
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																				345,786	46,243				1,334
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																				$ 4
Common Stock [Member] | 2022 Plan [Member]
Share issuance for cash, net of transaction costs, shares											182,451
Number of new stock increased											451,188
Common Stock [Member] | Reclassification [Member]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																					$ 1
Boustead Securities, LLC [Member] | Warrant [Member]
Share issuance for cash, net of transaction costs, shares																		12,731
Exercise price													$ 10.00				$ 10.00	$ 62.50							$ 10.00		$ 10.00
Cashless exercise of warrants													8,625					16,448
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		8,625								18,375	5,425
Warrants and Rights Outstanding, Term																		3 years									5 years
Fair Value Adjustment of Warrants																										$ 183,686	$ 54,217
Class of Warrant or Right, Unissued																														23,800
Class of Warrant or Right, Outstanding																	70,000								70,000
Boustead Securities, LLC [Member] | Warrant [Member] | Reclassification [Member]
Share issuance for cash, net of transaction costs, shares																		12,731
Cashless exercise of warrants																		16,448
Underwriting Agreement [Member] | Boustead Securities, LLC [Member]
Share issuance for cash, net of transaction costs, shares															172,000
Common stock, par value															$ 0.00001
Number of stock options, granted															22,500
Shares price															$ 50.00
Sale of Stock, Description of Transaction															Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $62.50, which is equal to 125% of the Offering price (the “Warrant”).
Proceeds from offering														$ 7,560,354
Payments of Stock Issuance Costs														$ 1,064,646
Shares sold														22,500
Underwriting Agreement [Member] | Boustead Securities, LLC [Member] | Reclassification [Member]
Share issuance for cash, net of transaction costs, shares															172,500
Number of stock options, granted															22,500
Shares price															$ 50.00
Shares sold														22,500